INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forward	$ 8,217,976	$ 4,949,000
Tax credit carry forward	391,843
Capitalized research and development expenses	756,197
Capitalized inventory	94,954	95,589
Unrealized foreign exchange gain/losses	116,238	39,166
Accrued expenses	29,702
Amortization of right-of-use assets and interest of lease liabilities	546
Depreciation and amortization of property, equipment and software		79
Gross deferred tax assets	9,607,456	5,083,834
Less: valuation allowance	(9,524,497)	(5,007,139)	$ (2,729,721)
Total deferred tax assets, net	82,959	76,695
Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(82,959)	(120,858)
Deferred tax liabilities	$ (82,959)	(120,858)
Total deferred tax liabilities, net		$ (44,163)